Revenue - Concentration of Credit Risk and Other Risks and Uncertainties (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Revenue | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	27.80%	41.10%
Total Revenue | Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	21.50%
Total Revenue | Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%
Total Revenue | Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%	0.00%
Total Revenue | Customer 5
Concentration Risk [Line Items]
Concentration risk, percentage		15.60%
Total Revenue | Customer 6
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%
Accounts Receivable, Net | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	71.20%	85.60%
Accounts Receivable, Net | Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	0.00%
Accounts Receivable, Net | Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage		0.00%
Accounts Receivable, Net | Customer 5
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%